Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Y		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Basis points		0.25%
Qualified Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit expense		$ 195.0
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Nonqualified plans funded expected to be paid		641
Discount rate		5.60%		5.80%		6.00%
Expected long-term rate of return on plan assets		8.25%		8.25%		8.25%
Defined benefit expense		195.0	[1]	231.0	[1]	213.0	[1]
Defined benefit plans, period over which net actuarial gains and losses are recognized, in years		9
Accumulated benefit obligation for defined benefit plans		10,300		9,600
Estimated amount of net loss that will be amortized from OCI into net benefit cost in 2012		303
Estimated amount of prior service cost credit that will be amortized from OCI into net benefit cost in 2012		32
Increased benefit obligation as a result of a decrease in the discount rate assumption		731
Plan assets increase (decrease) reflecting favorable investment results		(159)
Projected benefit obligation		10,555		9,824
Defined benefit plan, net periodic benefit cost estimate for 2012		315
Rate of compensation increase	3.75%	3.75%		3.75%		3.75%
Company contributions		300
Total recognized in other comprehensive income		1,014
U.S. Plans [Member] | Non Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Nonqualified plans funded expected to be paid		33
Benefits paid		19		37		35
U.S. Plans [Member] | Qualified Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions		300		1,150
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		6.01%		6.45%		6.37%
Expected long-term rate of return on plan assets		7.79%		8.20%		8.88%
Defined benefit expense		1.0	[1]	0	[1]	3.0	[1]
Accumulated benefit obligation for defined benefit plans		171		171
Projected benefit obligation		40		42
Rate of compensation increase		3.07%		4.06%		3.81%
Total recognized in other comprehensive income		9
Other U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contribution amount		$ 83		$ 87		$ 121
Scenario, Forecast [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.10%
Expected long-term rate of return on plan assets	8.00%

[1]	Excludes $83.2 million in 2009 of termination benefits, in connection with cost reduction programs and facility rationalizations, that were recorded in Restructuring and other charges in the consolidated statement of operations.